Shareholder Report, Line Graph (Details) - USD ($)		10 Months Ended	12 Months Ended	22 Months Ended	34 Months Ended	46 Months Ended	58 Months Ended	70 Months Ended
	Jun. 24, 2020	Apr. 30, 2021	Apr. 30, 2026	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000196833
Account Value [Line Items]
Line Graph and Table Measure Name			Toews Agility Shares Dynamic Tactical Income ETF
Accumulated Value	$ 10,000	$ 10,441		$ 10,088	$ 9,882	$ 10,306	$ 10,722	$ 11,429
C000196860
Account Value [Line Items]
Line Graph and Table Measure Name			Toews Agility Shares Managed Risk ETF
Accumulated Value	10,000	12,569		13,079	13,388	14,490	15,645	18,182
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	9,887		9,045	9,007	8,874	9,586	9,975
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	13,890		13,920	14,291	17,529	19,650	25,751
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA High Yield U.S. Corporates Cash Pay Index
Accumulated Value	10,000	11,247		10,689	10,819	11,781	12,804	13,934
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name			CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Accumulated Value	$ 10,000	$ 12,415		$ 13,479	$ 13,328	$ 14,544	$ 15,925	$ 18,716